Debt - Summary of Outstanding Liability Transaction Payable (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)
Outstanding Liability Transaction Payable [Abstract]
2018	$ 3,957,317	$ 199,999
2019	3,886,037	196,396
2020	3,886,037	196,396
2021	3,886,037	196,396
2022	3,886,037	196,396
2023 and thereafter	39,450,325	1,993,781
Total	58,951,790	2,979,364
Less: short-term unaccrued interest	2,399,475	121,267
Less: long-term unaccrued interest	23,875,047	1,206,621
Total financing	32,677,268	1,651,476
Less: short-term portion of financing (excluding interest)	1,557,842	78,732
Total long term financing	$ 31,119,426	$ 1,572,744